Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Statement [Line Items]
Net Income		$ 5,758	[1]	$ 5,453	$ 5,339
Other Comprehensive Income (Loss), net of taxes
Unrealized gains on available-for-sale securities arising during the year	[2]				95
Reclassification to earnings of (gains) in the year	[3]	(72)	[1]	(65)	(87)
Other comprehensive income net of tax available for sale financial assets		340	[1]	(316)	8
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the year	[4]	1,444	[1]	(1,228)	(839)
Reclassification to earnings of losses on derivatives designated as cash flow hedges	[5]	143	[1]	336	61
Other comprehensive income net of tax cash flow hedges		1,587	[1]	(892)	(778)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(11)	[1]	417	(885)
Unrealized gains (losses) on hedges of net foreign operations	[6]	(13)	[1]	(155)	23
Other comprehensive income, net of taxes, translation of net foreign operations		(24)	[1]	262	(862)
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	[7]	(552)	[1]	261	420
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (Note 1)	[8]	75	[1]	(24)	(148)
Items that will not be reclassified to net income		(476)	[1]	237	272
Other Comprehensive Income (Loss), net of taxes		1,427	[1]	(709)	(1,360)
Total Comprehensive Income		7,185	[1]	4,744	3,979
Attributable to:
Equity holders of the bank		7,185	[1]	4,744	3,977
Non-controlling interest in subsidiaries					2
Total Comprehensive Income		7,185	[1]	4,744	$ 3,979
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	[9]	412	[1]	$ (251)
Equity Securitie [Member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	[1],[10]	$ 1

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).
[2]	Net of income tax (provision) of na, na and $(21) million for the year ended, respectively.
[3]	Net of income tax provision of $26 million, $23 million and $36 million for the year ended, respectively.
[4]	Net of income tax (provision) recovery of $(521) million, $432 million and $322 million for the year ended, respectively.
[5]	Net of income tax (recovery) of $(51) million, $(121) million and $(21) million for the year ended, respectively.
[6]	Net of income tax (provision) recovery of $4 million, $56 million and $(8) million for the year ended, respectively.
[7]	Net of income tax (provision) recovery of $196 million, $(111) million and $(157) million for the year ended, respectively.
[8]	Net of income tax (provision) recovery of $(27) million, $6 million and $53 million for the year ended, respectively.
[9]	Net of income tax (provision) recovery of $(140) million, $69 million and na for the year ended, respectively.
[10]	Net of income tax (provision) of $(1) million, $nil and na for the year ended, respectively.